Debt issues - Movement Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Movement reconciliation
Balance as at beginning of year	$ 128,779	$ 150,325
Issuances	73,309	46,799
Maturities, repayments, buy backs and reductions	(55,899)	(65,272)
Total cash movements	17,410	(18,473)
FX translation impact	6,118	(1,428)
Fair value adjustments	(566)	(115)
Fair value hedge accounting adjustments	(7,561)	(1,674)
Other	688	144
Total non-cash movements	(1,321)	(3,073)
Balance as at end of year	144,868	128,779
Parent Entity
Movement reconciliation
Balance as at beginning of year	108,210	127,666
Issuances	58,657	37,868
Maturities, repayments, buy backs and reductions	(44,222)	(54,425)
Total cash movements	14,435	(16,557)
FX translation impact	6,188	(1,311)
Fair value adjustments	(557)	(115)
Fair value hedge accounting adjustments	(6,583)	(1,607)
Other	646	134
Total non-cash movements	(306)	(2,899)
Balance as at end of year	$ 122,339	$ 108,210